Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable
NOTE 7. NOTES PAYABLE
At June 30, 2021 and December 31, 2020, notes payable consisted of the following:

	June 30, 2021	December 31, 2020

	(dollars in thousands)
Promissory note dated April 10, 2017, with annual interest at 12%, due between April and July 2022.	$4,000	$4,000
Promissory note dated December 7, 2017, with annual interest at 12%, secured by certain property located in Miami, FL due December 2021.	2,000	2,000

Total notes payable	6,000	6,000
Less current portion	(4,667)	(2,000)

Long-term notes payable	$1,333	$4,000

Stated maturities of notes payable are as follows:

As of June 30,	(dollars in thousands)
2021	$2,000
2022	4,000

$6,000

7.	NOTES PAYABLE
At December 31, 2020 and 2019,
notes payable consisted of the following:

	2020	2019

	(dollars in thousands)
Promissory note dated April 10, 2017, with annual interest at 12%, due between April and July 2022	$4,000	$4,000
Promissory note dated December 7, 2017, with annual interest at 12%, secured by certain property located in Miami, FL, due December 2021	2,000	2,000
Less current portion	(2,000)	(2,000)

Long Term Notes Payable	$4,000	$4,000

The unsecured promissory note dated April 10, 2017, was amended in January 2019 to extend the maturity date by three years to
2022
, all other terms remain unchanged.
The promissory note dated December 7, 2017, has terms allowing the lender to request prepayment at any time once the Company had raised in excess of $24.0 million. In conjunction with the close of the SR Offering, the promissory note became due on demand.
Stated maturities of notes payables are as follows:

Year Ended December 31,	(dollars in thousands)
2020	$—
2021	2,000
2022	4,000

$6,000